FORM N-Q

                QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
               OF REGISTERED MANAGEMENT INVESTMENT COMPANY


               Investment Company Act file number: 811-4626


                       Tax-Free Trust of Oregon
              (Exact Name of Registrant as Specified in Charter)

                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
              (Address of Principal Executive Offices)(Zip Code)

Registrant's Telephone Number, including Area Code: (212) 697-6666

Joseph P. DiMaggio, Chief Financial Officer and Treasurer
                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
                    (Name and address of Agent for Service)

                   Date of fiscal year end: September 30, 2006

                  Date of reporting period: June 30, 2007


Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule
30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The
Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth
Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


Item 1. Schedule of Investments.

Schedule of investments as of the close of the reporting period as set forth in subsection 210.12-12 - 12-14 of Regulation S-X (17 CFR 210.12-12 - 12-14)



of $49,417.



                            TAX-FREE TRUST OF OREGON
                             SCHEDULE OF INVESTMENTS
                                  June 30, 2007
                                   (unaudited)

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                                                                                             Rating
          Principal                                                                          Moody's/
           Amount    State of Oregon General Obligation Bonds (47.6%)                         S&P                    Value (a)


                     Bend, Oregon Transportation Highway System  (MBIA
                     Corporation Insured)
        $ 1,135,000  5.300%, 09/01/17                                                        Aaa/NR               $ 1,177,926

                     Benton and Linn Counties Oregon School District #509J
                     (Financial Security Assurance Insured)
          4,670,000  5.000%, 06/01/21 pre-refunded                                           Aaa/NR                 4,903,267

                     Chemeketa, Oregon Community College District (Financial
                     Guaranty Insurance Corporation
                     Insured), Escrowed to Maturity
          1,385,000  5.500%, 06/01/14                                                       Aaa/AAA                 1,503,127

                     Clackamas, Oregon Community College District (Financial
                     Guaranty Insurance Corporation
                     Insured)
          3,955,000  5.250%, 06/15/17 pre-refunded                                          Aaa/AAA                 4,139,540

                     Clackamas, Oregon Community College District (MBIA
                     Corporation Insured)
          1,535,000  5.000%, 05/01/25                                                       Aaa/AAA                 1,599,363

                     Clackamas, Oregon School District #12 (North Clackamas)
                     Convertible Capital Appreciation
                     Bonds (Financial Security Assurance Insured) (converts to
                     a 5% coupon on 06/15/11)
          4,250,000  zero coupon, 06/15/29                                                  Aaa/AAA                 3,612,798

                     Clackamas County, Oregon School District #12 (North
                     Clackamas) (Financial Security Assurance
                     Insured)
          1,500,000  4.750%, 06/15/31                                                       Aaa/AAA                 1,511,805

                     Clackamas County, Oregon School District #62 (Oregon City)
                     (State School Bond Guaranty
                     Program)

          2,055,000  5.500%, 06/15/20 pre-refunded                                          Aa3/AAA                 2,144,413


                     Clackamas County, Oregon School District #86 (Canby)
                     (Financial Security Assurance Insured)
          2,240,000  5.000%, 06/15/19                                                       Aaa/AAA                 2,349,133

                     Clackamas County, Oregon School District #108 (Estacada)
                     (Financial Security Assurance
                     Insured)

          1,295,000  5.375%, 06/15/17 pre-refunded                                          Aaa/AAA                 1,361,278

          2,000,000  5.000%, 06/15/25 pre-refunded                                          Aaa/AAA                 2,075,220


                     Clackamas County, Oregon School District #115 (Gladstone)
                     (MBIA Corporation Insured)
          1,760,000  zero coupon, 06/15/25                                                   NR/AAA                   726,792

                     Clackamas County, Oregon Tax Allocation

            705,000  6.500%, 05/01/20                                                        NR/NR*                   708,250


                     Clatsop County, Oregon School District #1 (Astoria)
                     (State School Bond Guaranty Program)

          1,895,000  5.500%, 06/15/19 pre-refunded                                           NR/AA-                 1,977,451


                     Columbia County, Oregon School District #502 (Financial
                     Guaranty Insurance Corporation
                     Insured)

          2,070,000  zero coupon, 06/01/15                                                  Aaa/AAA                 1,469,638


                     Deschutes County, Oregon (Financial Security Assurance Insured)

          2,000,000  5.000%, 12/01/14                                                        Aaa/NR                 2,096,280

          1,615,000  5.000%, 12/01/15                                                        Aaa/NR                 1,689,548

          2,260,000  5.000%, 12/01/16                                                        Aaa/NR                 2,364,322


                     Deschutes County, Oregon Administrative School District #1
                     (Bend-LaPine)
                     (Financial Security Assurance Insured)

          1,145,000  5.500%, 06/15/14 pre-refunded                                           Aaa/NR                 1,208,777

          1,300,000  5.500%, 06/15/16 pre-refunded                                           Aaa/NR                 1,372,410

          1,355,000  5.500%, 06/15/18 pre-refunded                                           Aaa/NR                 1,430,474

          3,000,000  5.125%, 06/15/21 pre-refunded                                           Aaa/NR                 3,126,390


                     Deschutes County, Oregon School District #6 (Sisters)
                     (Financial Security Assurance Insured)
          1,735,000  5.250%, 06/15/19                                                       Aaa/AAA                 1,892,746
          1,030,000  5.250%, 06/15/21                                                       Aaa/AAA                 1,127,263

                     Deschutes and Jefferson Counties, Oregon School District
                     #02J (Redmond) (Financial Guaranty
                     Insurance Corporation Insured)

          1,000,000  5.000%, 06/15/21                                                        Aaa/NR                 1,041,620

          2,330,000  zero coupon, 06/15/22                                                   Aaa/NR                 1,172,223


                     Douglas County, Oregon School District  #116 (Winston-Dillard)
                     (State School Bond Guaranty
                     Program)

          1,020,000  5.625%, 06/15/20 pre-refunded                                           NR/AA-                 1,067,889


                     Eugene, Oregon (Parks and Open Space)

          1,465,000  5.250%, 02/01/18 pre-refunded                                           Aa2/NR                 1,495,955

          1,000,000  5.250%, 02/01/19 pre-refunded                                           Aa2/NR                 1,021,130


                                 Gresham, Oregon
                     (Financial Security Assurance Insured)

          1,155,000  5.375%, 06/01/18                                                        Aaa/NR                 1,225,062


                     Jackson County, Oregon School District #4 (Phoenix-Talent)
                     (Financial Security Assurance Insured)

          1,395,000  5.500%, 06/15/18 pre-refunded                                          Aaa/AAA                 1,472,702


                     Jackson County, Oregon School District #9 (Eagle Point)
                     (MBIA Corporation Insured)
          2,080,000  5.500%, 06/15/15                                                        Aaa/NR                 2,281,614
          1,445,000  5.500%, 06/15/16                                                        Aaa/NR                 1,594,023

                     Jackson County, Oregon School District #9 (Eagle Point)
                     (State School Bond Guaranty Program)

          1,120,000  5.625%, 06/15/17 pre-refunded                                           Aa3/NR                 1,187,458

          1,880,000  5.000%, 06/15/21 pre-refunded                                           Aa3/NR                 1,950,707


                     Jackson County, Oregon School District #549
                     (Medford) (State School Bond Guaranty Program)

          1,750,000  5.000%, 06/15/12                                                        Aa3/NR                 1,824,568


                     Jefferson County, Oregon School District #509J
                     (Financial Guaranty Insurance Corporation Insured)

          1,215,000  5.250%, 06/15/14                                                       Aaa/AAA                 1,285,288

          1,025,000  5.250%, 06/15/17                                                       Aaa/AAA                 1,082,882


                     Josephine County, Oregon Three Rivers School District
                     (Financial Guaranty Insurance
                     Corporation Insured)
          1,000,000  5.000%, 12/15/19                                                        Aaa/NR                 1,067,720

                     Josephine County, Oregon Three Rivers School District
                     (Financial Security Assurance Insured)

          1,780,000  5.250%, 06/15/18 pre-refunded                                           Aaa/NR                 1,863,055


                     Lane County, Oregon School District #40 (Creswell)
                     (Financial Security Assurance Insured)
          1,000,000  4.250%, 06/15/27                                                        NR/AAA                   940,900

                     Lane County, Oregon School District #40 (Creswell)
                     (State School Bond Guaranty Program)

          1,430,000  5.375%, 06/15/20 pre-refunded                                           NR/AA-                 1,487,300


                     Lane and Douglas Counties, Oregon School District #97J
                     (Siuslaw) (Financial Guaranty
                     Insurance Corporation Insured)

          1,340,000  5.375%, 06/15/17                                                        Aaa/NR                 1,471,454


                     Lane and Douglas Counties, Oregon School District #97J (Siuslaw)
                     (State School Bond Guaranty Program)

          1,000,000  5.400%, 06/15/19 pre-refunded                                           Aa3/NR                 1,028,750


                     Lincoln County, Oregon School District
                     (Financial Guaranty Insurance Corporation Insured)

          1,245,000  5.250%, 06/15/12                                                       Aaa/AAA                 1,276,623


                     Linn County, Oregon School District #7 (Harrisburg)
                     (State School Bond Guaranty Program)

          1,660,000  5.500%, 06/15/19 pre-refunded                                           NR/AA-                 1,732,227


                     Linn County, Oregon School District #9 (Lebanon)
                     (Financial Guaranty Insurance Corporation Insured)

          3,000,000  5.600%, 06/15/30 pre-refunded                                          Aaa/AAA                 3,245,040


                     Linn County, Oregon School District #9 (Lebanon)
                     (MBIA Corporation Insured)

          2,500,000  5.000%, 06/15/30                                                       Aaa/AAA                 2,557,350


                     Madras Aquatic Center District, Oregon
          1,695,000  5.000%, 06/01/22                                                        NR/NR*                 1,728,188

                                  Metro, Oregon

          3,000,000  5.250%, 09/01/14                                                       Aaa/AAA                 3,162,930


                     Morrow County, Oregon School District #1 (Financial Security
                     Assurance Insured)
          1,710,000  5.250%, 06/15/19                                                       Aaa/AAA                 1,865,473

                     Multnomah County, Oregon School District #7 (Reynolds)
                     (MBIA Corporation Insured)
          2,625,000  5.000%, 06/01/25                                                        Aaa/NR                 2,683,931

                     Multnomah County, Oregon School District #7 (Reynolds)
                     (State School Bond Guaranty Program)

            500,000  5.625%, 06/15/17 pre-refunded                                          Aa3/AA-                   530,115

          2,375,000  5.125%, 06/15/19 pre-refunded                                          Aa3/AA-                 2,475,059


                     Multnomah and Clackamas Counties, Oregon School District
                     #10 (Gresham-Barlow) (Financial
                     Security Assurance Insured)

          1,140,000  5.000%, 06/15/16                                                       Aaa/AAA                 1,194,230

          1,500,000  5.500%, 06/15/18 pre-refunded                                          Aaa/AAA                 1,583,550

          4,775,000  5.250%, 06/15/19                                                       Aaa/AAA                 5,209,143

          2,650,000  5.000%, 06/15/21 pre-refunded                                          Aaa/AAA                 2,749,667


                     Multnomah and Clackamas Counties, Oregon School District
                     #28JT (Centennial) (Financial
                     Security Assurance Insured)

          2,680,000  5.250%, 12/15/18                                                        Aaa/NR                 2,928,463


                     Oak Lodge, Oregon Water District (AMBAC Indemnity
                     Corporation Insured)

            215,000  7.400%, 12/01/07                                                       Aaa/AAA                   218,165


                     Oregon  Coast Community College District (MBIA Corporation
                     Insured)

          1,590,000  5.250%, 06/15/17                                                        Aaa/NR                 1,694,543

          1,475,000  5.250%, 06/15/20                                                        Aaa/NR                 1,564,680


                                Portland, Oregon

          1,000,000  4.600%, 06/01/14                                                        Aaa/NR                 1,017,920

          2,975,000  zero coupon, 06/01/15                                                   Aa2/NR                 2,099,130

          1,120,000  5.125%, 06/01/18                                                        Aaa/NR                 1,142,232

         10,480,000  4.350%, 06/01/23                                                        Aa2/NR                10,443,844


                     Portland, Oregon Community College District

          3,115,000  5.125%, 06/01/16 pre-refunded                                           Aa2/AA                 3,242,715

          2,350,000  5.000%, 06/01/21 pre-refunded                                           Aa2/AA                 2,435,822


                     Portland, Oregon Community College District
                     (Financial Guaranty Insurance Corporation Insured)

          1,395,000  5.000%, 06/01/17 pre-refunded                                          Aaa/AAA                 1,445,945


                     Rogue Community College District, Oregon (MBIA Corporation
                     Insured)
          1,540,000  5.000%, 06/15/20                                                        Aaa/NR                 1,611,856
          1,000,000  5.000%, 06/15/22                                                        Aaa/NR                 1,041,200

                     Salem-Keizer, Oregon School District #24J (Financial
                     Security Assurance Insured)

          1,000,000  4.875%, 06/01/14                                                       Aaa/AAA                 1,008,290

          1,000,000  5.000%, 06/15/19                                                       Aaa/AAA                 1,043,450

                     Southwestern Oregon Community College District
                     (MBIA Corporation Insured)

          1,120,000  6.000%, 06/01/25 pre-refunded                                          Aaa/AAA                 1,183,336


                                 State of Oregon

          2,115,000  5.250%, 10/15/14                                                       Aa3/AA-                 2,242,640


                     State of Oregon Board of Higher Education

            820,000  zero coupon, 08/01/16                                                  Aa3/AA-                   546,645

          2,560,000  5.500%, 08/01/21 pre-refunded                                          Aa3/AA-                 2,665,882

          2,000,000  5.000%, 08/01/21                                                       Aa3/AA-                 2,095,960
          2,130,000  5.000%, 08/01/22                                                       Aa3/AA-                 2,171,578

                     State of Oregon Elderly and Disabled Housing

             40,000  6.250%, 08/01/13                                                       Aa3/AA-                    40,071


                     State of Oregon Veterans' Welfare

            700,000  9.200%, 10/01/08                                                        Aa3/NR                   744,457

            640,000  5.200%, 10/01/18                                                       Aa3/AA-                   649,510

          3,000,000  4.300%, 12/01/26                                                       Aa3/AA-                 2,816,310

                     Tillamook County, Oregon School District #9
                     (Financial Security Assurance Insured)

          3,000,000  5.250%, 06/15/22 pre-refunded                                          Aaa/AAA                 3,163,890


                     Umatilla County, Oregon School District  #16R (Pendleton)
                     (Financial Guaranty Insurance
                     Corporation Insured)

          1,550,000  5.500%, 07/01/12                                                        Aaa/NR                 1,656,377


                     Wasco County, Oregon School District #12 (The Dalles)
                     (Financial Security Assurance Insured)

          1,135,000  6.000%, 06/15/15 pre-refunded                                          Aaa/AAA                 1,200,024

          1,400,000  5.500%, 06/15/17                                                       Aaa/AAA                 1,551,480

          1,790,000  5.500%, 06/15/20                                                       Aaa/AAA                 2,001,489


                     Washington County, Oregon
          2,465,000  5.000%, 06/01/23                                                        Aa2/NR                 2,585,391

                     Washington County, Oregon School District #15 (Forest Grove)
                     (Financial Security Assurance
                     Insured)

          1,760,000  5.375%, 06/15/16 pre-refunded                                           Aaa/NR                 1,850,077

          2,000,000  5.000%, 06/15/21 pre-refunded                                           Aaa/NR                 2,075,220


                     Washington County, Oregon School District #48J (Beaverton)

          1,620,000  5.125%, 01/01/16 pre-refunded                                          Aa2/AA-                 1,680,928


                     Washington County, Oregon School District #48J (Beaverton)
                     (Financial Guaranty Insurance
                     Corporation Insured)

          2,500,000  5.375%, 06/01/19 pre-refunded++                                        Aaa/AAA                 2,569,300


                     Washington and Clackamas Counties, Oregon School District
                     #23 (Tigard) (MBIA Corporation
                     Insured)

          2,700,000  5.375%, 06/15/14 pre-refunded                                           Aaa/NR                 2,862,513

          2,525,000  5.375%, 06/15/20 pre-refunded                                           Aaa/NR                 2,676,980


                     Washington, Clackamas and Yamhill County, Oregon School
                     District #88J (Sherwood) MBIA
                               Corporation Insured
          2,900,000  4.500%, 12/15/31                                                        Aaa/NR                 2,795,745

                     Washington, Clackamas, and Yamhill County, Oregon School
                     District #88J (Sherwood) (Financial
                     Security Assurance Insured)

          2,055,000  5.125%, 06/15/12 pre-refunded                                           Aaa/NR                 2,103,580


                     Washington, Clackamas, and Yamhill County, Oregon School
                     District #88J (Sherwood) (MBIA
                     Corporation Insured)
          3,425,000  zero coupon, 06/15/31                                                   Aaa/NR                 1,037,604

                     Washington, Multnomah and Yamhill County, Oregon School
                     District #1J (Hillsboro)

          1,295,000  5.250%, 06/01/13 pre-refunded                                           Aa3/NR                 1,327,958


                     Washington, Multnomah and Yamhill County, Oregon School
                     District #1J (Hillsboro) (MBIA
                     Corporation Insured)
          8,500,000  zero coupon, 06/15/26                                                   Aaa/NR                 3,341,265

                     Yamhill County, Oregon School District #29J (Newberg)
                     (MBIA Corporation Insured)

          3,765,000  5.250%, 06/15/20 pre-refunded                                           Aaa/NR                 3,970,682


                     Yamhill County, Oregon School District #40 (McMinnville)
                     (Financial Security Assurance
                     Insured)
          1,375,000  5.000%, 06/15/22                                                        Aaa/NR                 1,444,231

                                                                                                            -----------------
                     Total General Obligation Bonds                                                               197,113,415

                                                                                                            -----------------
                     State of Oregon Revenue Bonds (50.3%)
                     -

                     Airport Revenue Bonds (0.9%)
                     -

                     Jackson County, Oregon Airport Revenue (XLCA Insured)
            750,000  5.250%, 12/01/32+                                                      Aaa/AAA                   788,655

                     Port of Portland, Oregon Airport (AMBAC Indemnity Corporation
                     Insured)

          3,000,000  5.500%, 07/01/24                                                       Aaa/AAA                 3,100,110


                                                                                                            -----------------
                                                                                                                    3,888,765
                                                                                                            -----------------

                     Certificates of Participation Revenue Bonds (5.7%)
                     -

                     Oregon State Department Administrative Services (AMBAC
                     Indemnity Corporation Insured)
            595,000  5.000%, 11/01/19                                                       Aaa/AAA                   602,479

                     Oregon State Department of Administration Services
                     (AMBAC Indemnity Corporation Insured)

            500,000  5.375%, 05/01/14                                                       Aaa/AAA                   529,505

          1,120,000  5.000%, 05/01/21                                                       Aaa/AAA                 1,153,746

          3,500,000  6.000%, 05/01/26 pre-refunded                                          Aaa/AAA                 3,721,935


                     Oregon State Department of Administrative Services
                     (Financial Guaranty Insurance Corporation
                     Insured)
          2,000,000  5.000%, 11/01/20                                                       Aaa/AAA                 2,095,540
          2,660,000  5.000%, 11/01/23                                                       Aaa/AAA                 2,768,422
          2,945,000  5.000%, 11/01/24                                                       Aaa/AAA                 3,065,038
          1,475,000  5.000%, 11/01/26                                                       Aaa/AAA                 1,532,835
          1,145,000  5.000%, 05/01/27                                                       Aaa/AAA                 1,189,976
          3,880,000  5.000%, 11/01/27                                                       Aaa/AAA                 4,041,136

                     Oregon State Department of Administrative Services
                     (Financial Security Assurance Insured)

          1,770,000  5.000%, 05/01/19                                                       Aaa/AAA                 1,845,668

          1,000,000  5.000%, 05/01/22                                                       Aaa/AAA                 1,036,760


                                                                                                            -----------------
                     Total Certificates of Participation Revenue Bonds                                             23,583,040
                                                                                                            -----------------

                     Hospital Revenue Bonds (10.0%)
                     -

                     Clackamas County, Oregon Hospital Facilities Authority
                     (Legacy Health
                                     System)

          2,000,000  5.250%, 02/15/17                                                        A1/AA-                 2,064,320

          2,980,000  5.250%, 02/15/18                                                        A1/AA-                 3,064,245

          4,025,000  5.250%, 05/01/21                                                        A1/AA-                 4,157,825


                     Clackamas County, Oregon Hospital Facilities Authority
                    (Legacy Health
                        System) (MBIA Corporation Insured)

          2,650,000  4.750%, 02/15/11                                                       Aaa/AAA                 2,708,062


                     Clackamas County, Oregon Hospital Facilities Authority
                     (Mary's Woods)

          3,480,000  6.625%, 05/15/29 pre-refunded                                          NR/NR**                 3,711,907


                     Deschutes County, Oregon Hospital Facilities Authority
                                (Cascade Health)

          2,000,000  5.600%, 01/01/27 pre-refunded                                           A1/NR                  2,126,920

          3,000,000  5.600%, 01/01/32 pre-refunded                                           A1/NR                  3,190,380


                     Klamath Falls, Oregon Inter Community Hospital (Merle West)
                     (Assured Guaranty Corporation
                     Insured)
          1,000,000  4.500%, 09/01/33                                                        NR/AAA                   951,230
          5,000,000  5.000%, 09/01/36                                                        NR/AAA                 5,144,000

                     Medford, Oregon Hospital Facilities Authority (MBIA
                     Corporation Insured)
            345,000  5.000%, 08/15/18                                                       Aaa/AAA                   351,693

                     Multnomah County, Oregon Hospital Facilities Authority
                     (Providence Health System)

          1,390,000  5.250%, 10/01/22                                                        Aa2/AA                 1,458,082


                     Multnomah County, Oregon Hospital Facilities Authority
                     (Terwilliger Plaza Project)
          1,250,000  5.250%, 12/01/36                                                        NR/NR*                 1,231,513

                     Oregon Health Sciences University Series B (MBIA Corporation
                     Insured)
          1,400,000  5.250%, 07/01/15                                                       Aaa/AAA                 1,415,456

                             Salem, Oregon Hospital
          4,500,000  4.500%, 08/15/30                                                        NR/A+                  4,216,950

                     State of Oregon Health Housing Educational and Cultural
                     Facilities Authority (Peacehealth)
                     (AMBAC Indemnity Corporation Insured)

          2,300,000  5.250%, 11/15/17                                                       Aaa/AAA                 2,416,265

          1,850,000  5.000%, 11/15/26                                                       Aaa/AAA                 1,900,616

          1,430,000  5.000%, 11/15/32                                                       Aaa/AAA                 1,462,275


                                                                                                            -----------------
                     Total Hospital Revenue Bonds                                                                  41,571,739
                                                                                                            -----------------

                     Housing, Educational, and Cultural Revenue Bonds (7.2%)
                     -

                     Forest Grove, Oregon (Pacific University) (Radian Insured)
          4,000,000  5.000%, 05/01/22                                                        Aa3/AA                 4,085,400

                     Forest Grove, Oregon Student Housing (Oak Tree Foundation)
          4,750,000  5.500%, 03/01/37                                                        NR/NR*                 4,767,765

                     Multnomah County, Oregon Educational Facility
                     (University of Portland)

          1,000,000  6.000%, 04/01/20                                                       NR/BBB+                 1,040,000


                     Oregon Health Sciences University, Oregon
                     (MBIA Corporation Insured)

         11,550,000  zero coupon, 07/01/21                                                  Aaa/AAA                 6,096,668

          3,140,000  5.250%, 07/01/22                                                       Aaa/AAA                 3,292,259


                     Oregon State Facilities Authority (Linfield College)
          2,115,000  5.000%, 10/01/25                                                       Baa1/NR                 2,156,327

                     Oregon State Facilities Authority (Willamette University)
                     (Financial Guaranty Corporation
                     Insured)
            500,000  5.125%, 10/01/25                                                       Aaa/AAA                   525,850

                     Oregon State Facilities Authority Revenue (Willamette
                     University)
          5,000,000  5.000%, 10/01/32                                                         NR/A                  5,124,550

                     State of Oregon Housing and Community Services

              5,000  5.900%, 07/01/12                                                        Aa2/NR                     5,046

            120,000  6.700%, 07/01/13                                                        Aa2/NR                   120,289

            325,000  6.000%, 07/01/20                                                        Aa2/NR                   332,257

            980,000  4.650%, 07/01/25                                                        Aa2/NR                   969,396

          1,140,000  5.400%, 07/01/27                                                        Aa2/NR                 1,158,764


                                                                                                            -----------------
                     Total Housing, Educational, and Cultural Revenue Bonds                                        29,674,571
                                                                                                            -----------------

                     Public Facilities Revenue Bonds (0.3%)


                             Port of Morrow, Oregon
          1,250,000  5.000%, 06/01/25                                                        NR/NR*                 1,241,175

                                                                                                            -----------------
                     Total Public Facilities Revenue Bonds                                                          1,241,175
                                                                                                            -----------------

                     Transportation Revenue Bonds (6.2%)
                     -

                     Oregon St. Department Transportation Highway Usertax
          3,025,000  5.500%, 11/15/18 pre-refunded                                          Aa2/AAA                 3,238,837
          2,555,000  5.375%, 11/15/18 pre-refunded                                          Aa2/AAA                 2,670,869
          4,545,000  5.125%, 11/15/26                                                       Aa2/AAA                 4,784,840
          2,155,000  5.000%, 11/15/28                                                       Aa2/AAA                 2,238,118
          1,000,000  5.000%, 11/15/29                                                       Aa2/AAA                 1,030,350
          1,200,000  5.000%, 11/15/22                                                       Aa2/AAA                 1,245,552
          1,260,000  5.000%, 11/15/23                                                       Aa2/AAA                 1,305,423
          3,165,000  4.500%, 11/15/32                                                       Aa2/AAA                 3,044,382

                     Tri-County Metropolitan Transportation District, Oregon

          1,440,000  5.750%, 08/01/16 pre-refunded                                           NR/AAA                 1,514,678

          1,775,000  5.000%, 09/01/16                                                       Aa3/AAA                 1,844,829


                     Tri-County Metropolitan Transportation District, Oregon
                     (LOC: Morgan Guaranty Trust)

          2,500,000  5.400%, 06/01/19 pre-refunded                                           NR/AA-                 2,593,700


                                                                                                            -----------------
                     Total Transportation Revenue Bonds                                                            25,511,578
                                                                                                            -----------------

                     Urban Renewal Revenue Bonds (3.7%)
                     -

                     Portland, Oregon Airport Way Renewal and Redevelopment
                     (AMBAC Indemnity Corporation Insured)

          1,640,000  6.000%, 06/15/14 pre-refunded                                           Aaa/NR                 1,748,584

          1,765,000  5.750%, 06/15/20 pre-refunded                                           Aaa/NR                 1,869,700


                     Portland, Oregon River District Urban Renewal and Redevelopment
                     (AMBAC Indemnity Corporation Insured)

          1,915,000  5.000%, 06/15/20                                                        Aaa/NR                 1,983,595


                     Portland, Oregon Urban Renewal Tax Allocation (AMBAC
                     Indemnity Corporation Insured) (Convention Center)

          1,150,000  5.750%, 06/15/18                                                        Aaa/NR                 1,214,596

          2,000,000  5.450%, 06/15/19                                                        Aaa/NR                 2,093,580


                     Portland, Oregon Urban Renewal Tax Allocation (Interstate
                     Corridor) (Financial Guaranty
                     Insurance Corporation Insured)
          1,890,000  5.250%, 06/15/20                                                        Aaa/NR                 2,021,506
          1,990,000  5.250%, 06/15/21                                                        Aaa/NR                 2,122,932
          2,030,000  5.000%, 06/15/23                                                        Aaa/NR                 2,108,114

                                                                                                            -----------------
                     Total Urban Renewal Revenue Bonds                                                             15,162,607
                                                                                                            -----------------

                     Utility Revenue Bonds (0.8%)
                     -

                     Emerald Peoples Utility District, Oregon
                     (Financial Security Assurance Insured)

          1,455,000  5.250%, 11/01/22                                                        Aaa/NR                 1,534,836


                     Eugene, Oregon Electric Utility
                     (Financial Security Assurance Insured)

          1,600,000  5.000%, 08/01/18                                                       Aaa/AAA                 1,616,240


                                                                                                            -----------------
                     Total Utility Revenue Bonds                                                                    3,151,076
                                                                                                            -----------------

                     Water and Sewer Revenue Bonds (13.3%)
                     -

                     Klamath Falls, Oregon Wastewater (AMBAC Indemnity Corporation
                     Insured)

          1,545,000  5.650%, 06/01/20 pre-refunded                                          Aaa/AAA                 1,617,661


                     Klamath Falls, Oregon Water (Financial Security Assurance
                     Insured)

          1,575,000  5.500%, 07/01/16                                                       Aaa/AAA                 1,736,894


                     Lane County, Oregon Metropolitan Wastewater (Financial
                     Guaranty Insurance Corporation
                     Insured)
          1,615,000  4.750%, 11/01/26                                                       Aaa/AAA                 1,639,225

                     Lebanon, Oregon Wastewater
                     (Financial Security Assurance Insured)

          1,000,000  5.700%, 03/01/20                                                       Aaa/AAA                 1,042,110


                     Oregon State Bond Bank Revenue (AMBAC Indemnity Corporation
                     Insured)
          1,370,000  4.250%, 01/01/23                                                       Aaa/AAA                 1,299,116

                     Portland, Oregon Sewer System (Financial Guaranty
                     Insurance Corporation Insured)

          2,500,000  5.750%, 08/01/19 pre-refunded                                          Aaa/AAA                 2,631,125


                     Portland, Oregon Sewer System (Financial Security Assurance
                     Insured)

          2,760,000  5.250%, 06/01/17                                                       Aaa/AAA                 2,921,902

          4,595,000  5.000%, 06/01/17                                                       Aaa/AAA                 4,849,425

          3,470,000  5.000%, 06/01/21                                                       Aaa/AAA                 3,588,049


                     Portland, Oregon Sewer System (MBIA Corporation Insured)
          1,610,000  5.000%, 06/15/27                                                       Aaa/AAA                 1,673,498

                     Portland, Oregon Water System

          7,420,000  5.500%, 08/01/19 pre-refunded                                           Aa1/NR                 7,755,978

          1,235,000  5.500%, 08/01/20 pre-refunded                                           Aa1/NR                 1,290,921


                     Portland, Oregon Water System (MBIA Corporation Insured)
          3,415,000  4.375%, 10/01/25                                                        Aaa/NR                 3,308,315

                     Salem, Oregon Water & Sewer (Financial Guaranty Insurance
                     Corporation Insured)
          1,040,000  5.000%, 06/01/17                                                       Aaa/AAA                 1,100,455

                     Salem, Oregon Water & Sewer (Financial
                     Security Assurance Insured)

          1,000,000  5.375%, 06/01/15                                                       Aaa/AAA                 1,088,130

          1,970,000  5.375%, 06/01/16 pre-refunded                                          Aaa/AAA                 2,047,914

          3,025,000  5.500%, 06/01/20 pre-refunded                                          Aaa/AAA                 3,154,924


                     Sunrise Water Authority, Oregon (Financial Security Assurance
                     Insured)

          2,630,000  5.000%, 03/01/19                                                       Aaa/AAA                 2,746,272

          1,350,000  5.250%, 03/01/24                                                       Aaa/AAA                 1,427,477


                     Sunrise Water Authority, Oregon (XLCA Insured)
          1,000,000  5.000%, 09/01/25                                                       Aaa/AAA                 1,031,690

                     Washington County, Oregon Clean Water Services
                     (Financial Guaranty Insurance Corporation Insured)

            995,000  5.000%, 10/01/13                                                       Aaa/AAA                 1,034,561

          3,525,000  5.125%, 10/01/17                                                       Aaa/AAA                 3,659,902


                     Washington County, Oregon Clean Water Services (MBIA
                     Corporation Insured)

          2,235,000  5.250%, 10/01/15                                                       Aaa/AAA                 2,417,890


                                                                                                            -----------------
                     Total Water and Sewer Revenue Bonds                                                           55,063,434
                                                                                                            -----------------

                     Other Revenue Bonds (2.2%)
                     -

                     Oregon State Department of Administration Services (Lottery
                     Revenue) (Financial Security
                               Assurance Insured)

          2,000,000  5.750%, 04/01/14 pre-refunded                                          Aaa/AAA                 2,081,220

          3,040,000  5.000%, 04/01/19                                                       Aaa/AAA                 3,157,739

          3,740,000  5.000%, 04/01/27                                                       Aaa/AAA                 3,897,865

                                                                                                            -----------------
                     Total Other Revenue Bonds                                                                      9,136,824
                                                                                                            -----------------

                     Total Revenue Bonds                                                                          207,984,809
                                                                                                            -----------------

                     U.S. Territory (1.4%)


                     Puerto Rico Municipal Finance Agency (Financial Security
                     Assurance Insured)

            500,000  5.250%, 08/01/16                                                       Aaa/AAA                   527,715

          5,000,000  5.250%, 08/01/20                                                       Aaa/AAA                 5,246,750

                                                                                                            -----------------
                     Total U.S. Territory Bonds                                                                     5,774,465
                                                                                                            -----------------

                     Total Municipal Bonds  (cost $402,056,447 - note b)                      99.3%                410,872,689

                     Other assets less liabilities                                            0.7                   3,103,928
                                                                                          ---------         -----------------

                     Net Assets                                                              100.0%         $     413,976,617
                                                                                          ====================================


                    (*) Any security not rated (NR) by either rating service has been determined by the Investment Sub-Adviser to have sufficient quality to be ranked in the top four credit ratings if a credit rating were to be assigned by a rating service.

                     (**) Rated AAA by Fitch.

                     + Security traded on a "when-issued" basis.

                    ++ Security are pledged as collateral for the Trust's when - issued commitments.

                                                                   Percent of
         Portfolio Distribution By Quality Rating (unaudited)      Portfolio

         Aaa of Moody's or AAA of S&P or Fitch                      72.7  %
         Aa of Moody's or AA of S&P                                 20.6
         A of Moody's or S&P                                         3.6
         Baa of Moody's or BBB of S&P                                0.8
         Not rated*                                                  2.3
                                                                     ----
                                                                    100.0  %
                                                                 =========

             PORTFOLIO ABBREVIATIONS:
             AMBAC - American Municipal Bond Assurance Corp.
             LOC - Letter of Credit
             MBIA - Municipal Bond Investors Assurance
             NR - Not Rated
             XLCA - XL Capital Assurance

              See accompanying notes to financial statements.

                            TAX-FREE TRUST OF OREGON
                          NOTES TO FINANCIAL STATEMENTS

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At June 30, 2007, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $401,788,534 amounted to $9,084,149, which consisted of aggregate gross unrealized appreciation of $11,066,818 and aggregate gross unrealized depreciation of $1,982,669.






Item 2. Controls and Procedures.

(a) The Fund's chief financial and executive officers have evaluated the Fund's disclosure controls and procedures within 90 days of this filing and have concluded that the Fund's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported timely.

(b) The Fund's chief financial and executive officers are aware of no changes in the Fund's internal control over financial reporting that occurred during the Fund's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.


Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each chief financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).





                                 Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TAX-FREE TRUST OF OREGON

By:	/s/ Diana P. Herrmann
      -------------------------------
      Lacy B. Herrmann
      Vice Chair, President and Trustee
      August 22, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:	/s/ Diana P. Herrmann
      ---------------------------------
      Diana P. Herrmann
      Vice Chair, President and Trustee
      August 22, 2007


By:  /s/  Joseph P. DiMaggio
	-----------------------------------
	Joseph P. DiMaggio
	Chief Financial Officer and Treasurer
	August 22, 2007